111 Huntington Ave., Boston, Massachusetts 02199

Phone 617-954-5000

August 28, 2023

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Prudent Investor Fund (the “Fund”); Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 75 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 74.

This Amendment, which will become effective October 27, 2023, is being filed for the purpose of updating the Fund’s objective and strategy information and, in connection therewith, making certain other changes.

Please note that the references "TBU in 485(b)" and "report does not exist", which appear in the Prospectus for the Fund and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Tuesday, October 10, 2023, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call David Harris at (617) 954-4417.

Sincerely,

William B. Wilson
William B. Wilson
Assistant Vice President and Senior Counsel

WBW/ada

enclosure